Property, plant and equipment, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, net
Depreciation	¥ 88,436	¥ 255,762	¥ 185,344